THE HUNTINGTON FUNDS

AMENDED SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2014,

AS AMENDED SEPTEMBER 2, 2014

HUNTINGTON INCOME GENERATION FUND

CLASS A SHARES

CLASS C SHARES

SUPPLEMENT DATE: NOVEMBER 10, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on October 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington Income Generation Fund (the “Fund”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the Fund, Class A Shares and Class C Shares of the Fund are closed to all new and subsequent investments effective as of the close of business on November 21, 2014, except that the Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your plan.

The Fund will be dissolved and liquidated on or about December 19, 2014 (the “Liquidation Date”). If you still hold shares of the Fund on the Liquidation Date, your shares will automatically be redeemed and the proceeds remitted to you (via check or wire) based upon the instructions listed on your account.

If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after the liquidation date.

As shareholders redeem shares of the Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies. Accordingly, the Fund may deviate from its stated investment policies during the period between the date of this supplement and the Liquidation Date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

HUNT-SUPP-IGF-1114

THE HUNTINGTON FUNDS

AMENDED SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2014,

AS AMENDED SEPTEMBER 2, 2014

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATE: NOVEMBER 10, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on October 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington World Income Fund (the “Fund”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the Fund, Class A Shares, Class C Shares and Institutional Shares of the Fund are closed to all new and subsequent investments effective as of the close of business on November 21, 2014, except that the Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your plan.

The Fund will be dissolved and liquidated on or about December 19, 2014 (the “Liquidation Date”). If you still hold shares of the Fund on the Liquidation Date, your shares will automatically be redeemed and the proceeds remitted to you (via check or wire) based upon the instructions listed on your account.

If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after the liquidation date.

As shareholders redeem shares of the Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies. Accordingly, the Fund may deviate from its stated investment policies during the period between the date of this supplement and the Liquidation Date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

HUNT-SUPP-WIF-1114